UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Capital, LLC
Address:  152 West 57th Street, 19th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dominic Giafaglione
Title:    Chief Financial Officer
Phone:    (212) 823-0953

Signature, Place and Date of Signing:


/s/ Dominic Giafaglione       New York, New York             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $129,564
                                            (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.                                 Broadway Gate Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                     Broadway Gate Capital, LLC
                                                          December 31, 2008
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION   MNGRS  SOLE SHARED    NONE
--------------                --------------    -----       -------   -------   --- ----    ----------   -----  ---- ------    ----
ADOBE SYS INC                    COM           00724F101    5,827       273,700 SH        SHARED-DEFINED  1     0      273,700  0
AFFILIATED COMPUTER SERVICES     CL A          008190100    7,632       166,100 SH        SHARED-DEFINED  1     0      166,100  0
AMERICAN EXPRESS CO              COM           025816109    3,137       169,101 SH        SHARED-DEFINED  1     0      169,101  0
BRINKS HOME SEC HLDGS INC        COM           109699108    5,530       252,300 SH        SHARED-DEFINED  1     0      252,300  0
CISCO SYS INC                    COM           17275R102   10,303       632,100 SH        SHARED-DEFINED  1     0      632,100  0
DAVITA INC                       COM           23918K108    9,170       185,000 SH        SHARED-DEFINED  1     0      185,000  0
EXELON CORP                      COM           30161N101    4,944        88,900 SH        SHARED-DEFINED  1     0       88,900  0
HARMAN INTL INDS INC             COM           413086109    4,020       240,300 SH        SHARED-DEFINED  1     0      240,300  0
METAVANTE TECHNOLOGIES INC       COM           591407101    6,786       421,200 SH        SHARED-DEFINED  1     0      421,200  0
MOODYS CORP                      COM           615369105    3,616       180,000 SH        SHARED-DEFINED  1     0      180,000  0
PHH CORP                         COM NEW       693320202   16,997     1,335,200 SH        SHARED-DEFINED  1     0    1,335,200  0
TRANSDIGM GROUP INC              COM           893641100   15,519       462,300 SH        SHARED-DEFINED  1     0      462,300  0
UNION PAC CORP                   COM           907818108    9,737       203,700 SH        SHARED-DEFINED  1     0      203,700  0
WELLPOINT INC                    COM           94973V107   14,652       347,769 SH        SHARED-DEFINED  1     0      347,769  0
WESTERN UN CO                    COM           959802109   11,693       815,444 SH        SHARED-DEFINED  1     0      815,444  0

SK 26102 0002 947533